Employment Agreements (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Jun. 22, 2017	Dec. 31, 2019	Feb. 06, 2019
Charles W. Allen [Member] | Allen Employment Agreement [Member]
Employment agreement term	2 years
Annual salary	$ 245,000		$ 345,000
Accrued bonuses		$ 256,000
Compensation	500
Charles W. Allen [Member] | Allen Employment Agreement [Member] | Office Space [Member]
Compensation	$ 500
Michal Handerhan [Member] | Handerhan Employment Agreement [Member]
Employment agreement term	2 years
Annual salary	$ 190,000		$ 215,000
Accrued bonuses		$ 150,000
Compensation	500
Diluted capital stock percentage		25.00%
Michal Handerhan [Member] | Handerhan Employment Agreement [Member] | Office Space [Member]
Compensation	$ 500